Note 9 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2016
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments
	Capital	Operating
Year ending November 30,	Lease	Lease
	$	$

2017	15,489	179,736
2018	-	179,736
2019	-	179,736
2020	-	179,736
	15,489	718,944
Less: amounts representing interest at 14%	660	-
	14,829	718,944
Less: current portion	14,829	179,736
Balance, long-term portion	-	539,208